LVIP American Global Growth Allocation Managed Risk Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES–99.73%
Asset Allocation Fund–5.88%
✧American Funds®– Capital Income Builder	1,564,434	$121,493,948
		121,493,948
Equity Funds–46.84%
✧American Funds®-
American Mutual Fund	5,385,038	315,024,715
Growth Fund of America	4,364,087	323,509,753
Investment Company of America	5,559,657	330,354,852
		968,889,320
Fixed Income Funds–27.05%
✧American Funds®-
Bond Fund of America	40,053,613	453,006,365
High-Income Trust	5,913,800	57,777,822
Inflation Linked Bond Fund	5,158,488	48,799,297
		559,583,484
Global Equity Fund–5.63%
✧American Funds®– Smallcap World Fund	1,542,109	116,521,764
		116,521,764
	Number of Shares	Value (U.S. $)
INVESTMENT COMPANIES (continued)
International Equity Funds–11.55%
✧American Funds®-
EuroPacific Growth Fund	3,080,113	$181,295,433
New World Fund	627,801	57,632,192
		238,927,625
Money Market Fund–2.78%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 3.60%)	57,437,755	57,437,755
		57,437,755
Total Investment Companies (Cost $1,779,746,705)		2,062,853,896

TOTAL INVESTMENTS–99.73% (Cost $1,779,746,705)	2,062,853,896
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.27%	5,560,519
NET ASSETS APPLICABLE TO 181,556,692 SHARES OUTSTANDING–100.00%	$2,068,414,415

✧Class R-6 shares.
LVIP American Global Growth Allocation Managed Risk Fund–1

LVIP American Global Growth Allocation Managed Risk Fund
Schedule of Investments (continued)

The following futures contracts were outstanding at March 31, 2026:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
16	CME Australian Dollar Currency Futures	$1,101,199	$1,128,518	6/15/26	$—	$(27,319)
30	CME British Pound Currency Futures	2,479,875	2,514,399	6/15/26	—	(34,524)
45	CME Euro Foreign Exchange Currency Futures	6,516,844	6,562,442	6/15/26	—	(45,598)
41	CME Japanese Yen Currency Futures	3,246,175	3,273,883	6/15/26	—	(27,708)
2	CME Swedish Krona Currency Futures	423,500	437,902	6/15/26	—	(14,402)
					—	(149,551)
Equity Contracts:
15	CME E-mini Russell 2000 Index Futures	1,884,150	1,872,511	6/18/26	11,639	—
118	CME E-mini S&P 500 Index Futures	38,767,425	39,450,591	6/18/26	—	(683,166)
23	CME E-mini S&P MidCap 400 Index Futures	7,811,950	7,736,797	6/18/26	75,153	—
99	Eurex EURO STOXX 50 Futures	6,287,883	6,552,283	6/19/26	—	(264,400)
20	FTSE 100 Index Futures	2,699,881	2,759,191	6/19/26	—	(59,310)
45	ICE U.S. MSCI Emerging Markets Index Futures	3,272,850	3,367,064	6/19/26	—	(94,214)
15	OML Stockholm OMXS30 Index Futures	462,676	476,591	4/17/26	—	(13,915)
8	SFE S&P ASX Share Price Index 200 Futures	1,174,709	1,191,825	6/18/26	—	(17,116)
15	TSE TOPIX Futures	3,311,805	3,426,654	6/11/26	—	(114,849)
					86,792	(1,246,970)
Total Futures Contracts					$86,792	$(1,396,521)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2026.

Summary of Abbreviations:
ASX–Australian Securities Exchange
CME–Chicago Mercantile Exchange
FTSE–Financial Times Stock Exchange
ICE–Intercontinental Exchange
MSCI–Morgan Stanley Capital International
OML–London Securities & Derivatives Exchange
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SFE–Sydney Futures Exchange
TOPIX–Tokyo Stock Price Index
TSE–Tokyo Stock Exchange
LVIP American Global Growth Allocation Managed Risk Fund–2